SUPPLEMENT TO THE FIDELITY ADVISOR
INTERNATIONAL FUNDS CLASS A, CLASS T,
CLASS B, AND CLASS C FEBRUARY 28, 1998
PROSPECTUS

The following information replaces similar information found in "Who May Want to Invest" on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 32, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-522-7297 if you are investing through a broker-dealer or insurance representative, 1-800-843-3001 if you are investing through a bank representative, or from your investment professional.
The following information found in "Expenses" on page 4 is no longer applicable.

                                CLASS A       CLASS T       CLASS B       CLASS C

ANNUAL ACCOUNT MAINTENANCE FEE  $12.00        $12.00        $12.00        $12.00
(FOR ACCOUNTS UNDER $2,500)


The followin   g informat    ion replaces similar information for
INTERNATIONAL CAPITAL APPRECIATION found in "Expenses" on page 5.



                        OPERATING EXPENSES                                      CLASS A    CLASS T    CLASS B    CLASS C

INTERNATIONAL CAPITAL   MANAGEMENT FEE                                          0.75%[A]   0.75%[A]   0.75%[A]   0.75%[A]
APPRECIATION

                        12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
                        SERVICE FEE FOR CLASS B                                 0.25%      0.50%      1.00%      1.00%
                        AND CLASS C SHARES)

                        OTHER EXPENSES (AFTER REIMBURSEMENT)                    0.70%[A]   0.70%[A]   0.70%[A]   0.70%[A]

                        TOTAL OPERATING EXPENSES                                1.70%      1.95%      2.45%      2.45%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
The    following information replaces similar information for
INTERNATIONAL CAPITAL APPRECI    ATION found in "Expenses" on page 5.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.

                                             FULL REDEMPTION                             NO REDEMPTION

                                             CLASS A          CLASS T  CLASS B  CLASS C  CLASS B        CLASS C

INTERNATIONAL CAPITAL APPRECIATION  1 YEAR   $74              $54      $75[A]   $35[A]   $25            $25

                                    3 YEARS  $108             $94      $106[A]  $76      $76            $76


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. The following information replaces similar information found in "Expenses" on page 6.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:



                          CLASS A  EFFECTIVE       CLASS T  EFFECTIVE       CLASS B  EFFECTIVE       CLASS C  EFFECTIVE
                                   DATE                     DATE                     DATE                     DATE

INTERNATIONAL
CAPITAL APPRECIATION      1.70%    12/1/98          1.95%   12/1/98          2.45%   12/1/98          2.45%   12/1/98

OVERSEAS                  1.55%    1/1/99           1.80%   1/1/99           2.30%   1/1/99           2.30%   1/1/99

EMERGING MARKETS INCOME   1.40%    8/30/96          1.50%   3/10/94          2.15%   1/1/96           2.25%   11/1/97


If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:



                                       OTHER EXPENSES                                     TOTAL OPERATING EXPENSES

                          CLASS A      CLASS T     CLASS B     CLASS C[A]     CLASS A     CLASS T    CLASS B      CLASS C[A]

INTERNATIONAL CAPITAL
APPRECIATION[A]           5.47%        2.73%       3.22%       3.68%          6.47%        3.98%      4.97%       5.43%

OVERSEAS                  1.49%       (DAGGER)    (DAGGER)     0.95%          2.55%        (DAGGER)   (DAGGER)    2.76%

EMERGING MARKETS INCOME   2.63%       (DAGGER)    (DAGGER)     1.74%          3.47%        (DAGGER)   (DAGGER)    3.43%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN OR EQUAL TO THE VOLUNTARY EXPENSE CAPS SHOWN IN THE FIRST TABLE ABOVE.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
The following information replaces the last paragraph found under the heading "FMR and Its Affiliates" in the "Charter" section on page 14. FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of Fidelity Advisor Funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces the eighth, ninth and tenth paragraphs found under the heading "Other Expenses" in the "Breakdown of Expenses" section on page 21.
In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. Up to the full amount of the Class B service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
Class C shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of the Class C distribution fee and Class C service fee paid by such shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.
The following information replaces similar information found in "How to Buy Shares" on page 23.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For certain Fidelity Advisor retirement accounts(double dagger) $500 Through regular investment plans* $100
TO ADD TO AN ACCOUNT $100
MINIMUM BALANCE $1,000
For certain Fidelity Advisor retirement accounts(double dagger) None (double dagger) THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
* AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 26.
The following information replaces similar information found in "Investor Services" on page 27.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND
MINIMUM
INITIAL
$100

The following information replaces the second paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page 30.
Except as provided below, any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.
The following information replaces the last paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page 30.
With respect to shares held by an insurance company separate account, the Class A or Class T CDSC does not apply.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
The following information supplements the information found under the heading "Finder's Fee" in the "Transaction Details" section on page 30.
Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.
The following information replaces the third paragraph under the heading "Contingent Deferred Sales Charge" in the "Transaction Details" section on page 30.
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
The following information replaces the fifth paragraph under the heading "Contingent Deferred Sales Charge" in the "Transactions Details" section on page 30.
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan or through reinvested dividends and capital gain distributions, investment professionals do not receive a concession at the time of sale.
The following information found in "Transaction Details" on page 31 is no longer applicable.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number. The following information replaces the first paragraph found in "Exchange Restrictions" on page 32.
As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
The following information replaces the Class A waivers found in "Sales Charge Reductions and Waivers" beginning on page 32.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. Purchased for an employee benefit plan with at least $25 million or more in plan assets;
2. Purchased by an employee benefit plan investing through an insurance company separate account used to fund annuity contracts;
3. Purchased for an employee benefit plan investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans that participate in the Advisor Retirement Connection do not qualify for this waiver;
4. Purchased for an employee benefit plan investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;
5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;
6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans do not qualify for this waiver; or
8. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.
The following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 33.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
5. Purchased for an employee benefit plan, except certain small employer retirement plans;

SUPPLEMENT TO THE FIDELITY ADVISOR
INTERNATIONAL FUNDS INSTITUTIONAL CLASS FEBRUARY 28,1998 PROSPECTUS The following information replaces each reference to 1-800-843-3001. If you are investing through a broker-dealer or insurance representative, call 1-800-522-7297. If you are investing through a bank representative, call 1-800-843-3001.
The following information supplements similar information found in "Who May Want to Invest" on page 3.
6. Insurance company employee benefit plan programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company employee benefit plan programs include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business. The following information replaces similar information found in "Who May Want to Invest" on page 3.
For purchases made by managed account programs, insurance company separate accounts or insurance company employee benefit plan programs, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
The following information found in "Expenses" on page 3 is no longer applicable.
ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

The following information replaces similar information for
INTERNATIONAL CAPITAL APPRECIATIO   N f    ound in "Expenses" on page
4.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Institutional Class shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Institutional Class's annual operating expenses.

INTERNATIONAL CAPITAL APPRECIATION  MANAGEMENT FEE                          0.75%[A]  1 YEAR   $ 15

                                    12B-1 FEE                              NONE       3 YEARS  $ 46

                                    OTHER EXPENSES  (AFTER REIMBURSEMENT)   0.70%[A]

                                    TOTAL OPERATING EXPENSES                1.45%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. The following information replaces similar information found in "Expenses" on page 4.
FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:
                                            EFFECTIVE
                                            DATE

INTERNATIONAL CAPITAL APPRECIATION   1.45%  12/1/98

OVERSEAS                             1.30%  1/1/99

EMERGING MARKETS INCOME              1.25%  7/1/95

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts (estimated for International Capital Appreciation):
                                       OTHER     TOTAL
                                       EXPENSES  OPERATING
                                                 EXPENSES

INTERNATIONAL CAPITAL APPRECIATION[A]   2.70%     3.45%

EMERGING MARKETS INCOME                 0.89%     1.58%

[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
The following information replaces the last paragraph found under the heading "FMR and Its Affiliates" in the "Charter" section on page 8. FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of Fidelity Advisor Funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces similar information found in "How to Buy Shares" on page 16.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For certain Fidelity Advisor retirement accounts(double dagger) $500 Through regular investment plans* $100
TO ADD TO AN ACCOUNT $100
MINIMUM BALANCE $1,000
For certain Fidelity Advisor retirement accounts(double dagger) None (double dagger) THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
* AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 19.
The following information replaces similar information found in "Investor Services" on page 20.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND
MINIMUM
INITIAL
$100

The following information found in "Transaction Details" on page 23 is no longer applicable.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and
(ii) through NSCC; provided those accounts are registered under the same primary social security number.